Income taxes	12 Months Ended
Mar. 31, 2026
Income Tax Disclosure [Abstract]
Income taxes

Note 14. Income taxes

The Company is subject to income taxes on an entity basis on income derived from the location in which each entity is domiciled.

Hong Kong

In accordance with the relevant tax laws and regulations of Hong Kong, a company registered in Hong Kong is subject to Hong Kong profits tax rate of 16.5% on any part of assessable profits over HK$2,000,000 and 8.25% for assessable profits below HK$2,000,000. Additionally, upon payments of dividends by the Company to its shareholders, no HK withholding tax will be imposed. No provision for Hong Kong profits tax was made as we had no estimated assessable profit that was subject to Hong Kong profits tax for the years ended March 31, 2026 and 2025.

PRC

Mainland China

Generally, the Company’s subsidiaries that are considered mainland China resident enterprises under mainland China tax laws are subject to enterprise income tax on their worldwide taxable income as determined under mainland China tax laws and accounting standards at a rate of 25%.

In accordance with the implementation rules of Enterprise Income Tax Law of the PRC (the “EIT Law”), a qualified “High and New Technology Enterprise” (“HNTE”) is eligible for a preferential tax rate of 15%. The HNTE certificate is effective for a period of three years. An entity could re-apply for the HNTE certificate when the prior certificate expires. The Company’s subsidiary, He’ nan Lingbao New Material Technology Co., Ltd., was qualified as a HNTE in October 2021. Therefore, He’ nan Lingbao New Material Technology Co., Ltd. was eligible to enjoy a preferential tax rate of 15% for the years 2021, 2022, and 2023, to the extent it had taxable income under the EIT Law. He’ nan Lingbao New Material Technology Co., Ltd. re-applied for the HNTE certificate in October 2024 and qualified as a HNTE. Therefore, He’ nan Lingbao New Material Technology Co., Ltd. is eligible to enjoy a preferential tax rate of 15% for the years 2024, 2025 and 2026, to the extent it had taxable income under the EIT Law.

The provision for income tax consisted of the following:

	As of March 31, 2026	As of March 31, 2025
Current income tax expenses	$159,069	$-
Deferred income tax expenses	-	-
Total income tax expenses	$159,069	$-

The following table sets forth reconciliation between the statutory earned income tax rate and the effective income tax:

	As of March 31, 2026	As of March 31, 2025
Income before income tax expenses	$1,512,341	$1,230,964
Income tax computed at statutory EIT rate (25%)	378,085	307,741
Tax effect of preferential tax treatments	(217,852)	(123,096)
Carry forward prior years’ losses	(1,164)	(184,645)
Total	$159,069	$-

Uncertain tax positions

The PRC tax authorities conduct periodic and ad hoc tax filing reviews on business enterprises operating in the PRC after those enterprises complete their relevant tax filings. In general, the PRC tax authorities have up to five years to conduct examinations of the tax filings of the Company’s PRC entities. It is therefore uncertain as to whether the PRC tax authorities may take different views about the Company’s tax filings, which may lead to additional tax liabilities.

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of March 31, 2026 and 2025, the Company did not have any significant unrecognized uncertain tax positions.